Financial Instruments - Schedule of Adjusted to Equity and Other Investments with Readily Determinable Fair Values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the year	$ 648
Balance, end of the year	2,360	$ 648
Equity Securities With Readily Determinable Fair Value
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the year	648	3,206
Investments received not tied to services	0	105
Investments received as non-cash consideration in exchange for services	0	30
Sale of equity and other investments	(1)	(3)
Net unrealized gains (losses)	1,456	(2,690)
Transfers from measurement alternative	257	0
Balance, end of the year	$ 2,360	$ 648